Xtrackers Risk Managed USD High Yield Strategy ETF Expense Example - Xtrackers Risk Managed USD High Yield Strategy ETF - Xtrackers Risk Managed USD High Yield Strategy ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	$ 450